Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (652,728)	$ 1,066,375	$ 751,666
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Provision for doubtful accounts	116,428
Depreciation	83,226	81,625	33,368
Amortization of lease right-of-use assets	180,464
Share of profit from long-term investment	(2,119)	(8,402)
Disposal gain from property and equipment	(125,804)	(193,191)
Inventory write-downs	19,981	21,282	72,456
Deferred tax expenses/(benefits)	(160,402)	80,519	(93,304)
Long-term investment impairment	60,046
Changes in operating assets and liabilities:
Accounts receivable, net	36,738	(910,221)	441,890
Other non-current assets		(61,039)
Prepaid expenses and other current asset, net	(3,871,930)	(520,377)	(154,502)
Inventories, net	(359,859)	(78,455)	225,582
Accounts payable	624,347	(11,703)	32,819
Contract liabilities	84,680	371,639	(220,901)
Accrued expenses and other current liabilities	(25,816)	152,448	16,361
Amounts due from related parties	34,552	(40,098)
Amounts due to related parties	139,772	946,379	(79,142)
Tax payable	113,597	272,148	191,904
Operating lease liabilities	(178,341)
Net cash provided by/(used in) operating activities	(3,883,168)	1,168,928	1,218,197
Cash flow from investing activities
Purchase of property and equipment	(12,137)	(481,391)	(3,067,173)
Proceeds from disposal of property and equipment	1,745,094	1,265,217
Proceed from withdrawal of long-term investment	93,574
Purchase of long-term investments		(40,098)	(139,393)
Net cash provided by/(used in) investing activities	1,826,531	743,728	(3,206,566)
Cash flow from financing activities
Proceeds from short-term debts		160,391	278,787
Proceeds from long-term debts	1,238,592	1,167,861	2,589,662
Repayments of short-term debts	(107,963)	(280,692)
Repayments of long-term debts	(1,918,181)	(1,001,815)	(846,218)
Capital contribution from shareholder	1,430,612
Payments for deferred offering costs	(1,041,447)
Net cash provided by/(used in) financing activities	(398,387)	45,745	2,022,231
Effect of exchange rate changes	(123,887)	(51,067)	(8,604)
Net change in cash and cash equivalents	(2,578,911)	1,907,334	25,258
Cash and cash equivalents, beginning of the year	3,686,391	1,779,057	1,753,799
Cash and cash equivalents, end of the year	1,107,480	3,686,391	1,779,057
Supplemental disclosures of cash flow information:
Income tax paid	150,124	33,291	2,940
Interest expense paid	65,901	57,776	46,522
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 805,409